Employee Benefits - Schedule of Breakdown of Fair Value of Plan Assets by Asset Class (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of fair value of plan assets [line items]
Total plan assets	¥ 391,743	¥ 345,630
With quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Life insurance company general accounts	0	0
Investment trust funds	0	0
Cash and cash equivalent	10,951	7,681
Others	1,541	517
Total plan assets	111,236	81,360
No quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Life insurance company general accounts	70,070	70,775
Investment trust funds	0	40,026
Cash and cash equivalent	0	0
Others	24,736	18,727
Total plan assets	280,507	264,269
Japan
Disclosure of fair value of plan assets [line items]
Total plan assets	226,229	217,296
Japan | With quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Equities	11,796	9,911
Bonds	399	14,567
Japan | No quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Equities	2,803	2,178
Bonds	17,276	17,405
Foreign
Disclosure of fair value of plan assets [line items]
Total plan assets	165,514	128,333
Foreign | With quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Equities	53,396	38,277
Bonds	33,153	10,407
Foreign | No quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Equities	86,372	81,265
Bonds	¥ 79,251	¥ 33,893